Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
December 31, 2024
SFR-NPRT1-0325
1.924295.113
Bank Loan Obligations - 91.1%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (b)(c)(d)	249,242	220,704
CANADA - 1.8%
Consumer Discretionary - 0.7%
Automobiles - 0.2%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 12/13/2029 (b)(c)(d)	298,929	299,302
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/22/2031 (b)(c)(d)	153,221	153,242
		452,544
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/23/2030 (b)(c)(d)	505,139	502,088
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 11/30/2029 (b)(c)(d)	521,216	521,608
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (b)(c)(d)	341,550	342,038
		1,365,734
TOTAL CONSUMER DISCRETIONARY		1,818,278

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (b)(c)(d)	505,968	476,399
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (b)(c)(d)	450,000	452,475
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8211% 3/15/2030 (b)(c)(d)	323,975	325,190
Health Care - 0.1%
Health Care Technology - 0.1%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/14/2031 (b)(c)(d)	205,000	206,025
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (b)(c)(d)	203,463	204,099
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 1/31/2030 (b)(c)(d)	555,893	555,615
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2854% 5/27/2028 (b)(c)(d)	475,024	436,352
TOTAL CANADA		4,474,433
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3404% 2/4/2028 (b)(c)(d)	146,759	147,187
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (b)(c)(d)	1,179,686	943,454
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (b)(c)(d)	292,061	293,997
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/5/2031 (b)(c)(d)(e)	200,000	197,500
TOTAL GERMANY		491,497
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (b)(c)(d)	249,375	250,934
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2639% 2/26/2031 (b)(c)(d)	119,400	120,057
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (b)(c)(d)	226,550	228,344

TOTAL HONG KONG		348,401
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (b)(c)(d)(f)	399,098	43,330
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(d)(h)	2,029	2,023
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (b)(c)(d)(g)	6,896	6,879
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(c)(d)(h)	6,926	6,908

TOTAL INDIA		59,140
IRELAND - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (b)(c)(d)	904,168	901,347
LUXEMBOURG - 0.8%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.6559% 10/31/2027 (b)(c)(d)	466,688	388,130
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 7%, 12.855% 9/29/2028 (b)(c)(d)	759,773	708,883
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.4338% (b)(c)(d)(f)	201,345	2,769
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (b)(c)(d)	208,598	209,641
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 3/19/2031 (b)(c)(d)	119,100	119,919
Materials - 0.2%
Containers & Packaging - 0.2%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (b)(c)(d)	510,892	463,272
TOTAL LUXEMBOURG		1,892,614
NETHERLANDS - 1.3%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (b)(c)(d)	595,936	597,003
Industrials - 0.8%
Building Products - 0.8%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (b)(c)(d)	1,861,834	1,857,180
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(d)	387,247	389,548
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(c)(d)	173,253	175,058
		564,606
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(c)(d)	393,551	330,583
TOTAL NETHERLANDS		3,349,372
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (b)(c)(d)	775,000	770,738
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2616% 10/16/2028 (b)(c)(d)	80,000	71,500

TOTAL PUERTO RICO		842,238
SPAIN - 0.1%
Industrials - 0.1%
Construction & Engineering - 0.1%
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.382% 1/27/2029 (b)(c)(d)	218,933	218,841
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (b)(c)(d)	538,152	541,403
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (b)(c)(d)	155,227	156,197

TOTAL SWEDEN		697,600
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(c)(d)	545,875	529,499
UNITED KINGDOM - 2.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 9/13/2029 (b)(c)(d)	287,532	250,992
Entertainment - 0.4%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8027% 12/2/2031 (b)(c)(d)	1,120,000	1,118,600
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4715% 7/21/2030 (b)(c)(d)	1,072,985	1,068,071
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9288% 3/16/2027 (b)(c)(d)	270,200	270,819
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.0788% 10/31/2029 (b)(c)(d)	310,004	310,648
		1,649,538
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/7/2028 (b)(c)(d)(e)	105,000	105,806
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(c)(d)	1,072,591	1,080,829
		1,186,635
Health Care - 0.2%
Health Care Providers & Services - 0.2%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/6/2028 (b)(c)(d)	485,109	488,447
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3703% 10/21/2030 (b)(c)(d)	416,850	416,746
TOTAL UNITED KINGDOM		5,110,958
UNITED STATES - 82.9%
Communication Services - 5.5%
Diversified Telecommunication Services - 1.8%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (b)(c)(d)	730,149	529,724
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.9153% 11/1/2025 (b)(c)(d)	1,191,906	59,595
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 0% 1/31/2025 (b)(c)(d)(e)(h)	49,562	49,562
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (b)(c)(d)	19,458	18,875
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/2/2027 (b)(c)(d)	264,182	261,115
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (b)(c)(d)	758,100	766,310
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.6726% 12/30/2027 (b)(c)(d)	183,728	175,153
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (b)(c)(d)	153,838	154,863
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (b)(c)(d)	175,178	175,177
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/16/2029 (b)(c)(d)	497,339	466,524
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8215% 4/15/2030 (b)(c)(d)	1,017,420	945,499
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 3/9/2027 (b)(c)(d)	873,763	816,602
		4,418,999
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9788% 2/10/2027 (b)(c)(d)	747,631	485,026
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (b)(c)(d)	354,700	346,276
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9715% 9/1/2027 (b)(c)(d)	715,000	692,356
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 8/30/2030 (b)(c)(d)	29,850	29,981
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 8/5/2028 (b)(c)(d)	476,110	477,300
		2,030,939
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 7/8/2031 (b)(c)(d)	154,613	155,385
Media - 2.5%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (b)(c)(d)	394,143	392,480
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5892% 10/30/2030 (b)(c)(d)	333,325	335,825
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7809% 12/15/2031 (b)(c)(d)	1,378,017	1,373,994
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(c)(d)	53,103	48,912
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8971% 1/18/2028 (b)(c)(d)	152,828	149,602
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.6527% 5/25/2026 (b)(c)(d)	25,078	21,332
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 12/1/2028 (b)(c)(d)	802,611	807,628
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9591% 9/19/2026 (b)(c)(d)	385,357	386,455
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5211% 2/10/2031 (b)(c)(d)	318,400	320,788
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9715% 9/30/2026 (b)(c)(d)	454,512	447,581
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (b)(c)(d)	265,737	266,569
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 1/31/2029 (b)(c)(d)	797,450	789,476
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 1/31/2029 (b)(c)(d)	203,975	204,229
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0116% 1/31/2028 (b)(c)(d)	350,000	347,228
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (b)(c)(d)	290,000	286,775
		6,178,874
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (b)(c)(d)	726,350	736,562
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.11% 1/27/2031 (b)(c)(d)	223,313	223,237
		959,799
TOTAL COMMUNICATION SERVICES		13,743,996

Consumer Discretionary - 17.4%
Automobile Components - 0.6%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/5/2028 (b)(c)(d)	439,312	388,681
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/6/2030 (b)(c)(d)	498,750	500,247
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4387% 12/22/2028 (b)(c)(d)	268,061	249,744
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (b)(c)(d)	367,518	348,407
		1,487,079
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 6/3/2028 (b)(c)(d)	275,086	269,020
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 4/22/2030 (b)(c)(d)	444,904	445,460
		714,480
Broadline Retail - 2.9%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(d)	992,296	886,616
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (b)(c)(d)	595,237	598,416
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (b)(c)(d)	5,849,618	5,870,091
		7,355,123
Distributors - 0.6%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 12/26/2028 (b)(c)(d)	862,200	865,795
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 1/6/2028 (b)(c)(d)	94,510	94,392
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.856% 8/1/2030 (b)(c)(d)	563,299	569,237
		1,529,424
Diversified Consumer Services - 1.7%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0527% 7/30/2028 (b)(c)(d)	1,502,109	1,502,109
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (b)(c)(d)	767,737	774,731
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5897% 8/11/2028 (b)(c)(d)	237,009	239,009
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(d)	1,975,830	1,659,243
		4,175,092
Hotels, Restaurants & Leisure - 7.0%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8574% 2/7/2029 (b)(c)(d)	638,155	626,458
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (b)(c)(d)	259,012	261,925
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/30/2031 (b)(c)(d)	179,550	180,597
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/26/2030 (b)(c)(d)	1,607,988	1,607,312
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.607% 2/6/2031 (b)(c)(d)	1,012,350	1,012,664
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (b)(c)(d)	370,325	372,255
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (b)(c)(d)	208,393	209,499
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (b)(c)(d)	377,789	378,420
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 11/1/2031 (b)(c)(d)	325,000	318,094
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8125% 6/29/2029 (b)(c)(d)	259,755	254,723
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (b)(c)(d)	2,693,132	2,700,888
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.707% 2/12/2029 (b)(c)(d)	218,350	219,442
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 12/1/2028 (b)(c)(d)	150,350	150,763
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/26/2030 (b)(c)(d)	596,855	595,739
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.774% 10/7/2031 (b)(c)(d)	240,000	241,874
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/27/2028 (b)(c)(d)	183,825	184,362
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 1/17/2031 (b)(c)(d)	302,713	303,375
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.857% 8/2/2028 (b)(c)(d)	1,001,174	1,003,808
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0878% 11/8/2030 (b)(c)(d)	126,445	126,999
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 12/22/2031 (b)(c)(d)(e)	390,000	387,563
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 4/26/2028 (b)(c)(d)	275,738	277,031
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 4/26/2028 (b)(c)(d)	202,470	202,976
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0254% 10/22/2031 (b)(c)(d)	475,000	476,306
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6318% 4/16/2029 (b)(c)(d)	445,937	447,132
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 4/1/2031 (b)(c)(d)	494,619	494,000
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5989% 11/10/2028 (b)(c)(d)	221,574	221,463
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/18/2031 (b)(c)(d)	132,202	131,816
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/18/2031 (b)(c)(d)	79,800	80,000
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(d)	551,591	540,129
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5897% 4/4/2029 (b)(c)(d)	529,057	529,851
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.3752% 3/14/2031 (b)(c)(d)	813,850	814,241
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.857% 10/1/2031 (b)(c)(d)	160,000	161,000
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(c)(d)	594,342	570,568
United PF Holdings LLC 2LN, term loan 3 month U.S. LIBOR + 8.5%, 13.347% 12/30/2027 (b)(c)(d)	125,000	100,416
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(c)(d)	224,600	216,739
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (b)(c)(d)	888,951	889,805
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8354% 3/1/2026 (b)(c)(d)	354,375	340,958
		17,631,191
Household Durables - 0.7%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/26/2031 (b)(c)(d)	114,713	115,465
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(c)(d)	499,248	498,520
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (b)(c)(d)	247,988	114,488
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 10/4/2031 (b)(c)(d)	695,000	696,084
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/30/2027 (b)(c)(d)	329,246	327,702
		1,752,259
Leisure Products - 0.3%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0014% 12/14/2026 (b)(c)(d)	160,020	158,020
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/18/2030 (b)(c)(d)	684,523	680,813
		838,833
Specialty Retail - 2.9%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4171% 11/6/2027 (b)(c)(d)	138,672	138,440
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 7/24/2028 (b)(c)(d)	247,350	102,898
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (b)(c)(d)	877,800	884,937
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.2538% 3/10/2026 (b)(c)(d)	162,223	92,872
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.3922% 3/10/2026 (b)(c)(d)	597,035	341,803
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 10.0296%, 10.0296% 5/7/2025 (b)(c)(d)(g)	195,339	195,339
Harbor Freight Tools USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9022% 6/5/2031 (b)(c)(d)	174,563	171,977
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/9/2031 (b)(c)(d)(e)	39,900	39,989
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5074% 6/7/2031 (b)(c)(d)	310,000	310,698
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (b)(c)(d)	555,000	554,800
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (b)(c)(d)	316,189	313,062
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 4/16/2031 (b)(c)(d)	425,929	427,658
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 4/15/2028 (b)(c)(d)	444,605	357,138
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 13.8288% 4/28/2028 (b)(c)(d)(h)	182,100	136,575
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9715% 10/20/2028 (b)(c)(d)	114,704	113,485
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.707% 10/20/2028 (b)(c)(d)	439,875	437,861
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.207% 2/8/2028 (b)(c)(d)	379,133	356,654
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.1767% 9/10/2029 (b)(c)(d)	1,222,100	1,165,774
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7215% 4/16/2028 (b)(c)(d)	424,600	424,600
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (b)(c)(d)	400,427	401,656
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 12/21/2027 (b)(c)(d)	390,542	245,553
		7,213,769
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (b)(c)(d)	336,878	338,269
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 11/23/2028 (b)(c)(d)	61,069	60,916
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (b)(c)(d)	645,000	645,161
		1,044,346
TOTAL CONSUMER DISCRETIONARY		43,741,596

Consumer Staples - 2.3%
Beverages - 0.6%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4288% 1/24/2029 (b)(c)(d)	617,897	404,618
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (b)(c)(d)	185,000	61,281
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8404% 3/31/2028 (b)(c)(d)	959,292	965,652
		1,431,551
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.274% 2/5/2029 (b)(c)(d)	186,667	187,367
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 9/29/2031 (b)(c)(d)	280,863	280,914
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (b)(c)(d)	585,679	555,177
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (b)(c)(d)	392,836	16,695
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (b)(c)(d)	197,313	197,642
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (b)(c)(d)	526,522	527,265
		1,765,060
Food Products - 0.8%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 12/23/2030 (b)(c)(d)	304,234	306,515
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 10/23/2027 (b)(c)(d)	400,827	403,633
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (b)(c)(d)	706,823	421,621
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 14.6162% 8/2/2028 (b)(c)(d)	377,958	375,690
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 2/12/2031 (b)(c)(d)	389,025	388,963
		1,896,422
Household Products - 0.0%
Resideo Funding Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5856% 2/14/2028 (b)(c)(d)	23,178	23,222
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1086% 6/13/2031 (b)(c)(d)	160,000	160,301
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1471% 2/14/2028 (b)(c)(d)	55,000	55,103
		238,626
Personal Care Products - 0.2%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 5/17/2028 (b)(c)(d)	307,106	275,026
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.957% 2/23/2029 (b)(c)(d)	124,616	117,690
		392,716
TOTAL CONSUMER STAPLES		5,724,375

Energy - 2.6%
Energy Equipment & Services - 0.1%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (b)(c)(d)	408,975	406,758
Oil, Gas & Consumable Fuels - 2.5%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (b)(c)(d)	384,038	387,398
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (b)(c)(d)	403,311	405,916
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 3/17/2028 (b)(c)(d)	270,200	271,438
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (b)(c)(d)	1,092,378	1,093,471
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (b)(c)(d)(e)	230,000	230,000
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 11/19/2029 (b)(c)(d)	544,747	544,900
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.607% 4/3/2028 (b)(c)(d)	111,275	110,770
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(d)(e)	240,000	240,900
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (b)(c)(d)	340,000	342,672
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (b)(c)(d)	498,750	499,139
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 9/29/2028 (b)(c)(d)	470,963	473,417
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 5/22/2031 (b)(c)(d)	151,745	152,622
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (b)(c)(d)	930,600	887,681
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (b)(c)(d)	196,612	195,875
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (b)(c)(d)	179,100	180,219
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0216% 5/10/2029 (b)(c)(d)	179,550	181,186
		6,197,604
TOTAL ENERGY		6,604,362

Financials - 11.3%
Capital Markets - 2.7%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 2/14/2031 (b)(c)(d)	1,042,599	1,043,965
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5526% 6/16/2031 (b)(c)(d)	679,964	681,630
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (b)(c)(d)	990,092	992,340
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/19/2031 (b)(c)(d)	384,038	382,939
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (b)(c)(d)	218,852	219,946
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 9/17/2031 (b)(c)(d)	871,409	878,702
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1.625% 9/10/2031 (b)(c)(d)(e)(g)	93,591	94,375
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (b)(c)(d)	520,000	521,461
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(d)	497,838	499,705
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3955% 12/15/2031 (b)(c)(d)	807,446	803,958
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/25/2031 (b)(c)(d)	180,000	181,350
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (b)(c)(d)	325,000	326,219
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 12/1/2028 (b)(c)(d)	224,334	225,344
		6,851,934
Financial Services - 3.1%
AAL Delaware Holdco Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 7/30/2031 (b)(c)(d)	24,938	25,077
ACNR Holdings Inc term loan 13% (b)(c)(h)(i)	120,118	120,118
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/31/2031 (b)(c)(d)	1,591,013	1,597,313
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (b)(c)(d)	527,311	528,819
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(d)	270,000	270,224
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (b)(c)(h)	32,589	31,937
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 10.247% 8/30/2029 (b)(c)	198,253	118,952
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (b)(c)	61,845	60,609
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (b)(c)(h)	3,242	3,241
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(d)(e)(f)(h)	49,884	37,413
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 3/10/2031 (b)(c)(d)	139,300	140,171
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (b)(c)(d)	257,356	258,079
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4435% 11/17/2031 (b)(c)(d)	795,000	795,747
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.707% 11/5/2029 (b)(c)(d)	220,000	219,331
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 7/18/2031 (b)(c)(d)	1,012,613	1,015,145
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.107% 5/16/2031 (b)(c)(d)	219,162	219,230
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (b)(c)(d)	292,788	295,259
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/6/2031 (b)(c)(d)	413,970	413,064
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/24/2031 (b)(c)(d)	189,129	188,703
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (b)(c)(d)	235,000	236,015
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (b)(c)(d)	632,512	638,837
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (b)(c)(d)	603,018	606,413
		7,819,697
Insurance - 5.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (b)(c)(d)	2,929,804	2,928,896
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7215% 2/19/2028 (b)(c)(d)	688,761	690,511
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (b)(c)(d)	282,159	281,806
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 8/19/2028 (b)(c)(d)	977,437	973,976
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 8/19/2028 (b)(c)(d)	838,569	838,569
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 9/19/2030 (b)(c)(d)	1,820,438	1,813,939
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/31/2028 (b)(c)(d)	1,340,000	1,305,549
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7215% 1/20/2029 (b)(c)(d)	630,000	606,570
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7091% 7/31/2027 (b)(c)(d)	582,313	580,403
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (b)(c)(d)	1,806,176	1,815,207
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/15/2031 (b)(c)(d)	283,620	284,329
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (b)(c)(d)	421,053	430,088
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (b)(c)(d)	454,798	455,508
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (b)(c)(d)	735,230	733,303
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (b)(c)(d)	123,753	123,413
		13,862,067
TOTAL FINANCIALS		28,533,698

Health Care - 7.4%
Health Care Equipment & Supplies - 1.8%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.457% 11/8/2027 (b)(c)(d)	23,805	23,921
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 3/31/2029 (b)(c)(d)	284,534	282,992
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/1/2031 (b)(c)(d)	965,000	969,584
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/21/2028 (b)(c)(d)	2,279,818	2,285,951
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (b)(c)(d)	581,599	583,617
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (b)(c)(d)	264,338	264,504
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(c)(d)	200,000	201,938
		4,612,507
Health Care Providers & Services - 3.3%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (b)(c)(d)	307,634	235,955
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.202% 2/11/2028 (b)(c)(d)	167,031	167,908
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (b)(c)(d)	433,913	434,186
Examworks Bidco Inc Tranche B 1LN, term loan 7.107% 11/1/2028 (b)(c)(d)	174,716	175,219
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (b)(c)(d)	1,961,966	1,896,026
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.357% 9/24/2031 (b)(c)(d)	655,000	654,181
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 10/23/2031 (b)(c)(d)	208,194	210,016
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(c)(d)(e)(g)	26,806	27,040
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(d)	275,456	277,177
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(c)(d)	68,630	69,059
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/15/2031 (b)(c)(d)	396,414	399,165
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 2/21/2031 (b)(c)(d)	328,350	329,214
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (b)(c)(d)	1,032,701	1,038,722
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 10/31/2031 (b)(c)(d)	855,000	860,130
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0887% 12/19/2030 (b)(c)(d)	324,462	326,678
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 7/18/2031 (b)(c)(d)	250,000	247,500
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.097% 11/20/2026 (b)(c)(d)	283,104	233,304
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9171% 10/1/2028 (b)(c)(d)	94,198	93,609
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7849% 10/14/2031 (b)(c)(d)	191,304	192,621
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (b)(c)(d)(g)	8,696	8,755
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (b)(c)(d)	139,650	140,383
		8,016,848
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 2/15/2029 (b)(c)(d)	1,369,784	1,371,250
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (b)	160,000	160,901
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3027% 4/30/2031 (b)(c)(d)	965,150	969,377
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 9/28/2029 (b)(c)(d)	471,438	471,706
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 11/26/2031 (b)(c)(d)	600,000	601,500
		3,574,734
Pharmaceuticals - 0.9%
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4027% 8/1/2027 (b)(c)(d)	393,275	392,598
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/23/2031 (b)(c)(d)	578,550	582,021
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 5/5/2028 (b)(c)(d)	893,930	895,665
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (b)(c)(d)	502,556	503,185
		2,373,469
TOTAL HEALTH CARE		18,577,558

Industrials - 13.5%
Aerospace & Defense - 1.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (b)(c)(d)	204,014	204,937
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.847% 12/31/2027 (b)(c)(d)	254,351	255,178
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (b)(c)(d)(e)	280,000	279,860
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/21/2031 (b)(c)(d)	239,400	240,748
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3962% 12/11/2031 (b)(c)(d)	410,769	410,001
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(c)(d)(e)(g)	34,231	34,167
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (b)(c)(d)	1,034,487	1,037,291
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (b)(c)(d)	196,261	196,796
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (b)(c)(d)	374,063	374,646
		3,033,624
Air Freight & Logistics - 0.7%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (b)(c)(d)	362,222	363,581
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 10/31/2031 (b)(c)(d)	137,778	138,294
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 11/23/2028 (b)(c)(d)	547,346	538,829
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.207% 11/23/2028 (b)(c)(d)(h)	337,238	337,238
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0788% 3/18/2030 (b)(c)(d)	365,854	367,592
		1,745,534
Building Products - 1.3%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (b)(c)(d)	1,001,419	806,853
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 1/3/2029 (b)(c)(d)	480,517	480,417
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 5/11/2029 (b)(c)(d)	280,771	281,524
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.707% 10/22/2028 (b)(c)(d)	287,784	289,151
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8288% 8/2/2031 (b)(c)(d)	234,413	235,097
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 1/24/2029 (b)(c)(d)	342,294	343,684
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.357% 3/28/2031 (b)(c)(d)	149,250	150,534
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4952% 4/29/2029 (b)(c)(d)	674,926	666,794
		3,254,054
Commercial Services & Supplies - 4.8%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5946% 12/21/2028 (b)(c)(d)	2,104,639	2,110,554
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 5/14/2028 (b)(c)(d)	1,661,163	1,665,166
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3027% 11/3/2031 (b)(c)(d)	327,241	328,979
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (b)(c)(d)(e)(g)	37,759	37,959
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(c)(d)	571,461	565,586
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (b)(c)(d)	283,575	285,702
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(d)	999,941	970,232
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (b)(c)(d)	154,613	155,127
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8356% 2/10/2031 (b)(c)(d)	148,875	149,155
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 11/3/2029 (b)(c)(d)	162,250	162,961
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (b)(c)(d)	614,802	618,725
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (b)(c)(d)	439,392	442,358
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (b)(c)(d)	228,141	231,752
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (b)(c)(d)	801,003	803,134
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (b)(c)(d)	1,359,300	1,216,818
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3672% 7/25/2030 (b)(c)(d)	565,351	567,674
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 3/19/2028 (b)(c)(d)	89,189	89,635
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (b)(c)(d)	244,154	244,357
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (b)(c)(d)	94,126	94,243
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6965% 11/30/2028 (b)(c)(d)	18,758	18,773
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.024% 11/30/2028 (b)(c)(d)	5,169	5,176
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4532% 12/10/2026 (b)(c)(d)	375,441	377,318
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8288% 10/6/2031 (b)(c)(d)	170,000	170,957
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (b)(c)(d)	244,157	233,373
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (b)(c)(d)	245,219	245,373
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.7215% 10/19/2030 (b)(c)(d)(h)	204,283	162,405
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4808% 4/19/2030 (b)(c)(d)(h)	212,815	212,815
		12,166,307
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (b)(c)(d)	273,762	273,811
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8446% 11/3/2031 (b)(c)(d)	335,000	336,049
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4715% 1/21/2028 (b)(c)(d)	154,589	155,625
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 2/16/2028 (b)(c)(d)	234,572	235,452
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6203% 1/24/2031 (b)(c)(d)	473,437	473,583
		1,474,520
Electrical Equipment - 0.5%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7032% 10/14/2027 (b)(c)(d)	309,230	308,973
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1935% 3/2/2027 (b)(c)(d)	835,016	837,730
		1,146,703
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(d)	433,913	432,632
Machinery - 0.7%
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (b)(c)(d)	446,459	447,762
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0527% 9/28/2028 (b)(c)(d)	215,550	208,605
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9435% 10/10/2031 (b)(c)(d)	165,000	165,825
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (b)(c)(d)(e)	145,000	145,725
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 3/25/2031 (b)(c)(d)	605,425	606,636
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.605% 12/3/2026 (b)(c)(d)(h)	274,371	254,232
		1,828,785
Passenger Airlines - 0.4%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (b)(c)(d)	359,473	368,582
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (b)(c)(d)	158,219	160,864
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6348% 2/24/2031 (b)(c)(d)	441,438	442,229
		971,675
Professional Services - 1.9%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9715% 2/4/2028 (b)(c)(d)	479,700	481,101
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 9/29/2031 (b)(c)(d)	1,130,000	1,125,288
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2896% 10/30/2031 (b)(c)(d)	240,000	240,151
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.107% 12/30/2028 (b)(c)(d)	628,540	608,213
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3955% 9/29/2028 (b)(c)(d)	197,988	198,483
CHG Healthcare Services Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2755% 9/29/2028 (b)(c)(d)	184,070	185,374
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 6/2/2028 (b)(c)(d)	513,143	505,995
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0854% 3/3/2031 (b)(c)(d)	218,900	219,994
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 8/16/2028 (b)(c)(d)	332,795	333,544
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (b)(c)(d)	441,815	391,007
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.357% 5/30/2031 (b)(c)(d)	134,325	134,409
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (b)(c)(d)	401,691	403,700
		4,827,259
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/19/2028 (b)(c)(d)	128,700	129,009
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5854% 1/29/2031 (b)(c)(d)	744,860	732,108
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 2/14/2031 (b)(c)(d)	967,688	974,703
		1,835,820
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.2784% 4/8/2030 (b)(c)(d)	451,150	453,875
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (b)(c)(d)	126,920	131,918
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (b)(c)(d)	356,475	269,139
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3288% 7/26/2028 (b)(c)(d)	431,924	434,023
		1,288,955
TOTAL INDUSTRIALS		34,005,868

Information Technology - 14.7%
Communications Equipment - 0.4%
CommScope LLC 1LN, term loan 9.857% 12/17/2029 (b)(c)	991,499	1,002,039
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 7/2/2029 (b)(c)(d)	656,116	656,798
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.2215% 3/31/2029 (b)(c)(d)	95,000	94,288
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/31/2028 (b)(c)(d)	488,196	492,062
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (b)(c)(d)(g)	7,068	7,124
Go Daddy Operating Co LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 11/12/2029 (b)(c)(d)	234,932	234,763
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 6/2/2031 (b)(c)(d)	359,133	358,666
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (b)(c)(d)	575,000	580,750
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (b)(c)(d)	315,000	315,394
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 5/30/2030 (b)(c)(d)	139,485	139,426
		2,879,271
IT Services - 1.6%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 2/3/2031 (b)(c)(d)	218,763	219,907
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(c)(d)	679,799	605,021
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (b)(c)(d)	163,542	122,860
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 6/17/2031 (b)(c)(d)	603,488	602,993
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 2/1/2028 (b)(c)(d)	1,635,621	1,518,740
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (b)(c)(d)	195,000	196,463
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/31/2028 (b)(c)(d)	178,328	178,858
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 6/23/2031 (b)(c)(d)	615,000	616,156
		4,060,998
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (b)(c)(d)	497,419	498,354
Software - 11.1%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (b)(c)(d)	658,541	664,454
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.207% 12/10/2029 (b)(c)(d)	180,000	178,200
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (b)(c)(d)	1,196,719	1,201,961
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 1/31/2031 (b)(c)(d)	789,151	787,920
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 3/24/2031 (b)(c)(d)	785,000	786,680
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (b)(c)(d)	1,178,954	1,181,500
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (b)(c)(d)	819,495	823,765
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 10/16/2026 (b)(c)(d)	1,274,471	1,221,109
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.357% 2/19/2029 (b)(c)(d)	445,000	356,000
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 10/29/2029 (b)(c)(d)	600,584	604,037
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (b)(c)(d)	523,634	526,959
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (b)(c)(d)	492,559	495,332
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/12/2029 (b)(c)(d)	862,227	858,753
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 12/1/2027 (b)(c)(d)	259,438	261,383
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(c)(d)	590,000	588,985
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(c)(d)	170,000	168,016
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8027% 3/1/2029 (b)(c)(d)	1,114,072	1,113,793
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (b)(c)(d)	2,228,446	2,228,046
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.607% 2/23/2029 (b)(c)(d)	250,000	247,033
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (b)(c)(d)	1,185,000	1,144,366
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (b)(c)(d)	430,195	352,893
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(c)(d)	2,717,687	2,720,460
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (b)(c)(d)(e)	360,000	364,277
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(d)(e)	290,000	291,676
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (b)(c)(d)	610,395	613,923
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (b)(c)(d)	582,188	585,628
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8973% 7/17/2032 (b)(c)(d)	105,000	106,969
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/31/2028 (b)(c)(d)	465,162	467,083
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.347% 5/15/2028 (b)(c)(d)	948,707	545,772
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.847% 5/15/2028 (b)(c)(d)	220,992	228,451
RealPage Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 4/24/2028 (b)(c)(d)	180,000	180,450
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (b)(c)(d)	753,019	750,798
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.957% 9/30/2028 (b)(c)(d)	462,089	453,753
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 4/8/2030 (b)(c)(d)	735,904	733,557
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (b)(c)(d)	207,612	207,969
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9715% 8/11/2028 (b)(c)(d)	228,594	229,970
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 5/9/2031 (b)(c)(d)	702,668	704,256
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (b)(c)(d)	2,308,408	2,323,044
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (b)(c)(d)	507,528	510,700
		27,809,921
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (b)(c)(d)(e)	785,000	770,281
TOTAL INFORMATION TECHNOLOGY		37,020,864

Materials - 6.8%
Chemicals - 3.7%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (b)(c)(d)	417,424	364,202
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.207% 11/24/2028 (b)(c)(d)	135,000	131,568
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.457% 11/24/2027 (b)(c)(d)	482,202	482,202
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 9/30/2028 (b)(c)(d)	837,824	841,703
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6367% 8/29/2029 (b)(c)(d)	107,457	107,749
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 12/16/2031 (b)(c)(d)(e)	460,000	456,932
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 8/18/2028 (b)(c)(d)	801,555	804,810
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.024% 11/1/2030 (b)(c)(d)	328,350	329,171
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (b)(c)(d)	1,025,015	1,029,627
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(d)	518,134	507,243
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4465% 3/15/2029 (b)(c)(d)	1,052,710	1,051,889
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8945% 3/15/2030 (b)(c)(d)	120,000	113,250
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.207% 3/1/2030 (b)(c)(d)	137,900	137,987
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 4/2/2029 (b)(c)(d)	491,288	494,358
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0887% 8/22/2031 (b)(c)(d)	454,310	437,560
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (b)(c)(d)	253,093	238,383
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (b)(c)(d)	366,886	367,690
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5745% 3/16/2027 (b)(c)(d)	283,777	284,239
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 2/21/2031 (b)(c)(d)	423,938	427,248
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 9/30/2031 (b)(c)(d)	222,115	223,504
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(c)(d)(e)(g)	22,885	23,027
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.5788% 9/22/2028 (b)(c)(d)	142,792	143,934
		8,998,276
Construction Materials - 0.3%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/5/2030 (b)(c)(d)	76,416	76,607
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 4/2/2029 (b)(c)(d)	175,275	177,027
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 3/27/2028 (b)(c)(d)	285,109	286,090
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 10/19/2029 (b)(c)(d)	292,988	293,232
		832,956
Containers & Packaging - 2.7%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7215% 3/3/2028 (b)(c)(d)	620,933	619,921
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0581% 6/9/2031 (b)(c)(d)	958,703	963,497
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3418% 7/1/2029 (b)(c)(d)	393,518	393,860
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5254% 12/2/2030 (b)(c)(d)	540,272	542,666
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.532% 4/13/2029 (b)(c)(d)	1,996,428	1,998,544
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 8/4/2027 (b)(c)(d)	660,308	661,312
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 5/1/2031 (b)(c)(d)	159,600	160,698
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.857% 9/25/2028 (b)(c)(d)	396,136	397,499
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 8/3/2026 (b)(c)(d)	276,981	278,365
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 8/1/2026 (b)(c)(d)	241,875	242,782
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.207% 1/30/2027 (b)(c)(d)	475,847	477,079
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.107% 4/21/2031 (b)(c)(d)	119,100	119,918
		6,856,141
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 5/23/2031 (b)(c)(d)	318,080	318,239
TOTAL MATERIALS		17,005,612

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 1/31/2030 (b)(c)(d)	320,852	321,654
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/31/2030 (b)(c)(d)	144,638	146,084
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0887% 8/21/2030 (b)(c)(d)	400,515	403,018
		870,756
Utilities - 1.2%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (b)(c)(d)	160,820	160,807
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 12/20/2030 (b)(c)(d)	661,979	662,509
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8027% 1/20/2031 (b)(c)(d)	990,977	990,769
		1,814,085
Independent Power and Renewable Electricity Producers - 0.4%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 9/30/2031 (b)(c)(d)	389,025	391,262
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 7/31/2030 (b)(c)(d)	255,000	254,220
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0235% 12/10/2031 (b)(c)(d)	165,000	165,412
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2215% 3/25/2028 (b)(c)(d)	324,578	316,396
		1,127,290
TOTAL UTILITIES		2,941,375

TOTAL UNITED STATES		208,770,060
TOTAL BANK LOAN OBLIGATIONS (Cost $233,519,166)		229,248,279

Common Stocks - 1.5%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (h)(j)	8,816	192,629
UNITED STATES - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (h)(j)	15,069	195,596
Specialty Retail - 0.1%
Joann Inc (h)	121,413	253,753
TOTAL CONSUMER DISCRETIONARY		449,349

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	10,775	559,115
EP Energy Corp (h)(j)	3,190	4,147
Expand Energy Corp	9,834	978,976
Expand Energy Corp (k)	137	13,638
Exxon Mobil Corp	6,304	678,121
New Fortress Energy Inc (l)	6,142	92,867
		2,326,864
Financials - 0.2%
Financial Services - 0.2%
ACNR Holdings Inc (h)	6,300	562,023
Carnelian Point Holdings LP warrants (h)(j)	367	1,071
Limetree Bay Cayman Ltd (h)(j)	153	7,762
		570,856
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (h)(j)	24,748	61,375
Tnt Crane & Rigging LLC warrants 10/31/2025 (h)(j)	3,037	0
		61,375
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (h)(j)	3,248	155,319
TOTAL UNITED STATES		3,563,763
TOTAL COMMON STOCKS (Cost $2,534,172)		3,756,392

Non-Convertible Corporate Bonds - 4.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (m)	10,000	10,280
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (m)	80,000	60,236
Altice France SA 5.125% 7/15/2029 (m)	265,000	198,449
Altice France SA 5.5% 1/15/2028 (m)	1,000,000	737,155
Altice France SA 5.5% 10/15/2029 (m)	95,000	71,158

TOTAL FRANCE		1,066,998
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (m)	430,000	314,778
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (m)	150,000	120,351
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (m)	220,000	199,056

TOTAL PUERTO RICO		319,407
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
eG Global Finance PLC 12% 11/30/2028 (m)	365,000	408,178
UNITED STATES - 4.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (m)	160,000	156,418
Level 3 Financing Inc 4.5% 4/1/2030 (m)	160,000	132,665
		289,083
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (m)	140,000	134,945
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (m)	285,000	272,298
DISH Network Corp 11.75% 11/15/2027 (m)	675,000	714,955
EchoStar Corp 10.75% 11/30/2029	468,715	504,002
Univision Communications Inc 8.5% 7/31/2031 (m)	145,000	142,172
		1,768,372
Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (m)	150,000	152,743
Automobiles - 0.7%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (c)(d)(m)	1,635,000	1,638,627
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Inc 7% 2/15/2030 (m)	135,000	137,504
Carnival Corp 7.625% 3/1/2026 (m)	80,000	80,117
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (m)	875,000	810,845
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp 5.875% 5/15/2025 (m)	300,000	299,351
		1,327,817
Specialty Retail - 0.0%
Carvana Co 5.625% 10/1/2025 (m)	135,000	133,009
TOTAL CONSUMER DISCRETIONARY		3,252,196

Energy - 0.2%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (m)	84,000	83,860
Oil, Gas & Consumable Fuels - 0.2%
CITGO Petroleum Corp 6.375% 6/15/2026 (m)	35,000	35,036
CITGO Petroleum Corp 7% 6/15/2025 (m)	100,000	100,103
CITGO Petroleum Corp 8.375% 1/15/2029 (m)	250,000	257,571
		392,710
TOTAL ENERGY		476,570

Financials - 0.9%
Financial Services - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	300,000	250,584
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	255,000	244,726
NFE Financing LLC 12% 11/15/2029 (m)	958,316	1,006,730
		1,502,040
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (m)	365,000	375,846
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (m)	295,000	295,693
		671,539
TOTAL FINANCIALS		2,173,579

Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (m)	355,000	355,789
Commercial Services & Supplies - 0.1%
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,809
Neptune Bidco US Inc 9.29% 4/15/2029 (m)	120,000	111,615
		164,424
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (m)	30,000	31,190
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (m)	82,500	82,233
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (m)	38,283	38,042
		120,275
TOTAL INDUSTRIALS		671,678

Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (m)	282,000	290,615
Cloud Software Group Inc 9% 9/30/2029 (m)	160,000	162,447
		453,062
Materials - 0.1%
Chemicals - 0.0%
Olympus Water US Holding Corp 9.75% 11/15/2028 (m)	200,000	212,203
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (m)	210,000	220,176
TOTAL MATERIALS		432,379

Real Estate - 0.3%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (m)	335,000	357,205
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (m)	50,000	49,170
		406,375
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	396,248
TOTAL REAL ESTATE		802,623

TOTAL UNITED STATES		10,319,542
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $12,602,469)		12,439,183

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (c)(d)(i)	85,000	85,881
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 4.7% (c)(i)	235,000	238,173
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (c)(i)(m)	145,000	144,461
TOTAL UNITED STATES		468,515
TOTAL PREFERRED SECURITIES (Cost $455,716)		468,515

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $7,304,411)	4.36	7,303,229	7,304,689

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $256,415,934)	253,217,058
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,480,234)
NET ASSETS - 100.0%	251,736,824

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Non-income producing - Security is in default.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $285,308 and $286,711, respectively.

(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,638 or 0.0% of net assets.

(l)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $92,867 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(m)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,135,275 or 4.4% of net assets.

(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	1,297

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,513,357	12,326,617	18,535,285	133,833	-	-	7,304,689	7,303,229	0.0%
Total	13,513,357	12,326,617	18,535,285	133,833	-	-	7,304,689	7,303,229

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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